Related Parties and Others - Transactions with Related Parties (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [Line Items]
Operating Operating revenue and others	₩ 259,249	₩ 221,407	₩ 193,284
Operating expense and others	2,266,988	2,185,277	2,136,720
Acquisition of property and equipment	1,070,246	876,996	835,880
Collection of loans	204	3,194	204
Loans		1,100	8,977
SK hynix Inc. [member]
Disclosure of transactions between related parties [Line Items]
Operating Operating revenue and others	123,873	100,861	55,949
Operating expense and others	251	306	2,384
Other associates [Member]
Disclosure of transactions between related parties [Line Items]
Operating Operating revenue and others	10,720	8,018	6,397
Operating expense and others	33,389	21,853	11,917
Acquisition of property and equipment	940	1,573	1,864
Collection of loans	204	3,194
Loans		1,100	690
SK Holdings Co., Ltd. (formerly, SK Holdings Co., Ltd.) [Member]
Disclosure of transactions between related parties [Line Items]
Operating Operating revenue and others			1,299
Operating expense and others			212,378
Acquisition of property and equipment			117
SK Holdings Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Operating Operating revenue and others	25,049	23,104
Operating expense and others	600,600	652,855
Acquisition of property and equipment	283,556	235,502
F&U Credit information Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Operating Operating revenue and others	3,431	2,865	2,510
Operating expense and others	52,150	47,905	43,967
Acquisition of property and equipment	153
HappyNarae Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Operating Operating revenue and others	3,025	304	297
Operating expense and others	29,276	15,506	6,886
Acquisition of property and equipment	68,472	38,984	13,495
KEB HanaCard Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Operating Operating revenue and others	17,873	19,730	21,414
Operating expense and others	15,045	14,804	16,057
Associates [member]
Disclosure of transactions between related parties [Line Items]
Operating Operating revenue and others	158,922	131,778	90,416
Operating expense and others	130,111	100,374	99,755
Acquisition of property and equipment	69,565	40,557	15,359
Collection of loans	204	3,194	204
Loans		1,100	8,977
SK Engineering & Construction Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Operating Operating revenue and others	5,865	5,916	15,598
Operating expense and others	1,077	1,739	27,243
Acquisition of property and equipment		10,694	240,701
SK Networks Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Operating Operating revenue and others	21,694	13,756	11,923
Operating expense and others	1,220,251	1,131,567	1,257,975
Acquisition of property and equipment	671		2
SK Networks Services Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Operating Operating revenue and others	510	1,248	10,491
Operating expense and others	96,949	94,906	94,097
Acquisition of property and equipment	6,346	6,793	6,472
SK Telesys Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Operating Operating revenue and others	417	419	397
Operating expense and others	51,394	52,488	48,900
Acquisition of property and equipment	152,659	142,605	141,870
SK TNS Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Operating Operating revenue and others	137	109
Operating expense and others	37,051	48,192
Acquisition of property and equipment	494,621	387,496
SK Energy Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Operating Operating revenue and others	8,505	7,670	9,930
Operating expense and others	779	834	978
SK Gas Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Operating Operating revenue and others	2,727	2,500	3,561
Operating expense and others	4	4	2
SK Innovation Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Operating Operating revenue and others	7,639	9,757
Operating expense and others	950	915
Acquisition of property and equipment		1,080
SK Shipping Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Operating Operating revenue and others	3,183	5,435
Operating expense and others	35
Ko-one energy service Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Operating Operating revenue and others	5,164	6,005
Operating expense and others	44	46
SK Infosec Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Operating Operating revenue and others	1,185	230
Operating expense and others	52,634	53,068
Acquisition of property and equipment	15,648	19,882
SKC INFRA SERVICE Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Operating Operating revenue and others	19	43
Operating expense and others	46,900	30,663
Acquisition of property and equipment	47,163	32,141
Miscellaneous other related parties [Member]
Disclosure of transactions between related parties [Line Items]
Operating Operating revenue and others	18,233	13,437	29,409
Operating expense and others	28,209	17,626	71,314
Acquisition of property and equipment	17	246	194,945
Others [Member]
Disclosure of transactions between related parties [Line Items]
Operating Operating revenue and others	75,278	66,525	81,309
Operating expense and others	1,536,277	1,432,048	1,500,509
Acquisition of property and equipment	₩ 717,125	₩ 600,937	583,990
SK Holdings Co., Ltd. (formerly, SK C&C Co., Ltd.) [Member]
Disclosure of transactions between related parties [Line Items]
Operating Operating revenue and others			20,260
Operating expense and others			324,078
Acquisition of property and equipment			236,414
Parent [member]
Disclosure of transactions between related parties [Line Items]
Operating Operating revenue and others			21,559
Operating expense and others			536,456
Acquisition of property and equipment			236,531
SK Wyverns Baseball Club., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Operating Operating revenue and others			3,849
Operating expense and others			18,544
Collection of loans			204
Xian Tianlong Science and Technology Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Loans			₩ 8,287